UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 5750 Wilshire Blvd., Suite 590

         Los Angeles, CA  90036-3697

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     Executive Vice President, Investment Manager
Phone:     323-634-2409

Signature, Place, and Date of Signing:

     Gary Levenstein     Los Angeles, CA     March 27, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $98,166 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440k106     3117   114485 SH       Sole                   114485        0        0
AMERICAN INTL GROUP INC        COM              026874107     2775    41875 SH       Sole                    41875        0        0
AMGEN INC                      COM              031162100     3492    56513 SH       Sole                    56513        0        0
APPLIED MATLS INC              COM              038222105     3019   134540 SH       Sole                   134540        0        0
BEA SYS INC                    COM              073325102     1569   127590 SH       Sole                   127590        0        0
BROADCOM CORP                  CL A             111320107     3451   101450 SH       Sole                   101450        0        0
CENDANT CORP                   COM              151313103     3964   178005 SH       Sole                   178005        0        0
CHEESECAKE FACTORY INC         COM              163072101     3804    86368 SH       Sole                    86368        0        0
CHRISTOPHER & BANKS CORP       COM              171046105     2450   125458 SH       Sole                   125458        0        0
CISCO SYS INC                  COM              17275R102     3743   154495 SH       Sole                   154495        0        0
CITIGROUP INC                  COM              172967101     3143    64743 SH       Sole                    64743        0        0
COLGATE PALMOLIVE CO           COM              194162103     2720    54339 SH       Sole                    54339        0        0
FAMOUS DAVES AMER INC          COM              307068106     2642   568245 SH       Sole                   568245        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     2180   147330 SH       Sole                   147330        0        0
GENERAL ELEC CO                COM              369604103     2267    73165 SH       Sole                    73165        0        0
GILLETTE CO                    COM              375766102     2719    74030 SH       Sole                    74030        0        0
ICOS CORP                      COM              449295104     2955    71585 SH       Sole                    71585        0        0
INTUIT                         COM              461202103     3152    59630 SH       Sole                    59630        0        0
JETBLUE AWYS CORP              COM              477143101     2217    83610 SH       Sole                    83610        0        0
JOHNSON & JOHNSON              COM              478160104     3241    62745 SH       Sole                    62745        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     3374    80192 SH       Sole                    80192        0        0
MEDTRONIC INC                  COM              585055106     3119    64170 SH       Sole                    64170        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     3076    92192 SH       Sole                    92192        0        0
NEXTEL COMMUNICATIONS INC      CL A             65332V103     2607    92910 SH       Sole                    92910        0        0
NIKU CORP                      COM NEW          654113703     1643   193252 SH       Sole                   193252        0        0
ORPHAN MED INC                 COM              687303107     1806   176150 SH       Sole                   176150        0        0
PEPSICO INC                    COM              713448108     1543    33100 SH       Sole                    33100        0        0
PFIZER INC                     COM              717081103     3197    90480 SH       Sole                    90480        0        0
SOUTHWEST AIRLS CO             COM              844741108     2263   140215 SH       Sole                   140215        0        0
SYNOVIS LIFE TECHNOLOGIES IN   COM              87162G105     1337    66040 SH       Sole                    66040        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     5290   294035 SH       Sole                   294035        0        0
VITAL IMAGES INC               COM              92846N104     4756   266280 SH       Sole                   266280        0        0
XILINX INC                     COM              983919101     3126    80920 SH       Sole                    80920        0        0
ZOMAX INC MINN                 COM              989929104     2409   482766 SH       Sole                   482766        0        0